Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The accompanying unaudited consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), as contained in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X, as promulgated by the Securities and Exchange Commission.  Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.  In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.  Operating results for the three and nine months ended September 30, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013 due to, among other things, the seasonal nature of our business.

The consolidated balance sheet at December 31, 2012 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by GAAP for complete financial statements. For further information, refer to the consolidated financial statements and footnotes thereto included in our Registration Statement filing on Form S-1 (File No. 333-188866), as amended, made effective on July 24, 2013.

The consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries and certain joint ventures, which are not variable interest entities (“VIEs”) as defined under ASC 810, Consolidation (“ASC 810”), but which the Company has the ability to exercise control. In accordance with ASC 323, Investments — Equity Method and Joint Ventures (“ASC 323”), the equity method of accounting is applied to those investments in joint ventures that are not VIEs and the Company has either less than a controlling interest, substantive participating rights, or is not the primary beneficiary, as defined in ASC 810. All material intercompany balances and transactions have been eliminated in consolidation.

The operations of the Company involve real estate development and sales and it is not possible to precisely measure the duration of the operating cycle of the Company. The accompanying consolidated balance sheets of the Company have been prepared on an unclassified basis in accordance with real estate industry practice.

All share and per-share amounts of the Company’s common stock have been retroactively adjusted in the accompanying unaudited consolidated financial statements to reflect the abovementioned stock split, the new authorized share amounts and the conversion of our Series A, B, C, D and E common stock into a single class of common stock (Note 1).

Basis of Presentation

        The accompanying financial statements have been prepared in accordance with United States generally accepted accounting principles (GAAP) as contained in the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC).

        Unless the context otherwise requires, the terms "we", "us", "our", and "the Company" refer to the Company.

        The consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries and certain joint ventures, which are not variable interest entities (VIEs) as defined under ASC 810, Consolidation (ASC 810), but which the Company has the ability to exercise control. In accordance with ASC 323, Investments—Equity Method and Joint Ventures (ASC 323), the equity method of accounting is applied with respect to those investments in joint ventures which are not VIEs and the Company has either less than a controlling interest, substantive participating rights, or is not the primary beneficiary, as defined in ASC 810. All material intercompany balances and transactions are eliminated in consolidation. Subsequent events have been evaluated through the date the financial statements were issued (Note 20).

        The operations of the Company involve real estate development and sales, and it is not possible to precisely measure the operating cycle of the Company. The consolidated balance sheets of the Company have been prepared on an unclassified basis in accordance with real estate industry practice.

        All share and per-share amounts of our common stock, except for Note 16, have been adjusted retroactively in the accompanying financial statements to reflect the stock split and the new authorized share amount. See Note 20, Subsequent Events.

Use of Estimates

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the amounts of assets and liabilities reported at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could significantly differ from these estimates.

Use of Estimates

        The preparation of the Company's consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities reported at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could significantly differ from these estimates.

Cash and Cash Equivalents and Concentration of Credit Risk

Cash and Cash Equivalents and Concentration of Credit Risk

        We consider all highly liquid instruments with an original purchased maturity of three months or less as cash equivalents. At December 31, 2012 and 2011, cash and cash equivalents included $2.3 million and $0.2 million, respectively, of amounts in transit from title companies for transactions closed at or near year-end.

        At December 31, 2012 and 2011, substantially all of our cash balances were held on deposit with one financial institution. Consequently, if that financial institution failed to perform its duties under the terms of our depository agreements with them, we could incur a significant loss or have a lack of access to cash in our operating accounts.

Restricted Cash

Restricted Cash

        Restricted cash consists primarily of funds held in escrow accounts representing customer deposits restricted as to use and cash collateral in support of outstanding letters of credit. We receive cash earnest money deposits from our customers who enter into home sales contracts. We are restricted from using such deposits in construction unless we take measures to release state imposed restrictions on such deposits received from homebuyers, which may include posting escrow bonds. At December 31, 2012 and 2011, we had $11.4 million and $2.1 million, respectively, outstanding in escrow bonds used to release restrictions on customer deposits.

        Our restricted cash balance includes $6.4 million and $10.8 million in restricted cash related customer deposits at December 31, 2012 and 2011, respectively. At December 31, 2012 and 2011, respectively, we had $4.5 million and $8.5 million of cash collateral posted in support of outstanding letters of credit. At December 31, 2011, we had $1.5 million of cash held in escrow related to a noncore asset sale.

Notes and Accounts Receivable

Notes and Accounts Receivable

        Notes receivable are generated through the normal course of business and are related to amenity membership sales and land sales and are collateralized by liens on memberships and property sold. Accounts receivable are generated through the normal course of amenity and other business operations and are unsecured. We assess the collectibility of notes and accounts receivable and the need for an allowance for uncollectibility based upon specific review of the individual notes and receivables, collection history, and the number of days the accounts are delinquent. At December 31, 2012 and 2011, notes and accounts receivable are recorded net of an allowance for uncollectibility of $0.6 million and $0.5 million, respectively.

Real Estate Inventories and Capitalized Interest

Real Estate Inventories and Capitalized Interest

        Real estate inventories consist of land and land improvements, homes under construction or completed and investments in amenities. Costs capitalized to land and land improvements primarily include: (1) land acquisition costs; (2) land development costs; (3) entitlement costs; (4) capitalized interest; (5) capitalized real estate taxes; (6) capitalized association deficit funding; and (7) indirect land development overhead costs. Land costs are transferred from land and land improvements to homes under construction or completed at the commencement of construction of the home. Components of homes under construction or completed include: (1) land costs transferred from land and land improvements; (2) direct construction costs associated with the home; (3) engineering, permitting, and other fees; (4) capitalized interest; and (5) indirect construction overhead costs. Total land and common development costs are apportioned to each home, lot, amenity, or parcel on the relative sales value method, while site-specific development costs are allocated directly to the benefited land. Investments in amenities include costs associated with the construction of clubhouses, golf courses, marinas, tennis courts, and various other recreational facilities, which we intend to recover through equity membership and marina slip sales.

        All of our real estate inventories are reviewed for recoverability on a quarterly basis, as our inventory is considered "long-lived," in accordance with ASC 360, Property, Plant, and Equipment (ASC 360). Impairment charges are recorded to write down an asset to its estimated fair value if the undiscounted cash flows expected to be generated by the asset are lower than its carrying amount. Our determination of fair value is based on projections and estimates. Changes in these expectations may lead to a change in the outcome of our impairment analysis, and actual results may also differ from our assumptions. Each community or land parcel is evaluated individually. For those assets deemed to be impaired, the impairment recognized is measured as the amount by which the assets' carrying amount exceeds their fair value. Further discussion of asset impairments for the years ended December 31, 2012 and 2011, is included in Note 5.

        We construct amenities in conjunction with the development of certain planned communities and account for related costs in accordance with ASC 330, Inventories (ASC 330). Our amenities are transferred to common interest realty associations (CIRAs), sold as equity membership clubs, sold separately or retained and operated by us. The cost of amenities conveyed to a CIRA is classified as a common cost of the community and included in real estate inventories. This cost is allocated to cost of sales on the basis of the relative sales value of the homes sold. The cost of amenities sold as equity membership clubs are included in real estate inventories classified as investment in amenities (Note 3). Costs of amenities retained and operated by us are accounted for as property and equipment.

        In accordance with ASC 835, Interest (ASC 835), interest incurred relating to land under development and construction of homes is capitalized to real estate inventories during the active development period. For homes under construction, we include the underlying developed land costs and in-process homebuilding costs in our calculation of capitalized interest. Capitalization ceases upon substantial completion of each home, with the related interest capitalized being charged to cost of sales when the home is delivered.

        Interest incurred relating to the construction of amenities is capitalized to real estate inventories for equity membership clubs or property and equipment for clubs to be retained and operated by us. Interest capitalized to real estate inventories is charged to costs of sales as related homes, home sites, amenity memberships, and parcels are delivered. Interest capitalized to property and equipment is depreciated on the straight-line method over the estimated useful lives of the related assets.

Property and Equipment, net

Property and Equipment, net

        Property and equipment is carried at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets.

        Included in our property and equipment are recreational amenity assets that are considered held and used. With respect to these assets, if events or changes in circumstances, such as a significant decline in membership or membership pricing, significant increases in operating costs, or changes in use, indicate that the carrying value may be impaired, an impairment analysis is performed in accordance with ASC 360. Our analysis consists of determining whether the asset's carrying amount will be recovered from its undiscounted estimated future cash flows, including estimated residual cash flows, such as the sale of the asset. These cash flows are estimated based on various assumptions that are subject to economic and market uncertainties, including, among others, demand for golf memberships, competition within the market, changes in membership pricing, and costs to operate each property. If the carrying amount of the asset exceeds the sum of its undiscounted future operating and residual cash flows, an impairment loss is recorded for the difference between estimated fair value of the asset and the net carrying amount. We estimate the fair value by using discounted cash flow analysis. There were no impairments recorded during the years ended December 31, 2012 and 2011, related to property and equipment, net.

        Expenditures for maintenance and repairs are charged to expense as incurred. Costs of major renewals and improvements, which extend useful lives, are capitalized.

Debt Issuance Costs

Debt Issuance Costs

        At December 31, 2012 and 2011, deferred costs representing debt issuance costs totaled $2.5 million and $1.6 million, net of accumulated amortization of $0.3 million and $0.4 million, respectively, and are included in our consolidated balance sheets within other assets. The costs are amortized to interest expense using the straight-line method, which approximates the effective interest method.

        In accordance with ASC 470-50, Debt—Modifications and Extinguishments (ASC 470-50) the Company evaluated the terms of the Senior Secured Term Notes (Notes) to determine if they were substantially different from the Senior Subordinated Secured Term Loan (Term Loan). Based on the quantitative evaluation of the Notes, the transaction was considered a modification, and, as such, the lender fees paid associated with the Notes along with the prorated existing unamortized fees and costs associated with the Term Loan are being amortized over the remaining term of the Notes. Other third-party costs associated with the Notes were expensed (Note 12).

Assets of Discontinued Operations

Assets of Discontinued Operations

        In accordance with ASC 360, the Company records assets of discontinued operations, primarily constructed amenity assets that were retained and operated by us, at the lower of the carrying value or fair value less costs to sell. Under ASC 360, the following criteria must be met for an asset to be classified as an asset held for sale:

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  Management has the authority and commits to a plan to sell the asset;
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  The asset is available for immediate sale in its present condition;

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  There is an active program to locate a buyer and the plan to sell the property has been initiated;

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  The sale of the asset is probable within one year;

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  The asset is being actively marketed at a reasonable sale price relative to its current fair value;

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  It is unlikely that the plan to sell will be withdrawn or that significant changes to the plan will be made.

        In determining the fair value of the assets less cost to sell, the Company considers such factors as current sales prices for comparable assets in the area, recent market analysis studies, appraisals, any recent legitimate offers, and listing prices of similar assets. If the estimated fair value less cost to sell of an asset is less than its current carrying value, the asset is written down to its estimated fair value less cost to sell.

        Due to uncertainties in the estimation process, it is reasonably possible that actual results could differ from the estimates used in our historical analyses. Our assumptions about sale prices require significant judgment because the current market is highly sensitive to changes in economic conditions. We calculated the estimated fair values of the assets based on current market conditions and assumptions made by management, which may differ materially from actual results and may result in additional impairments if market conditions continue to deteriorate.

Goodwill

Goodwill

        Goodwill represents the excess of the estimated fair value of our real estate services business over its tangible net assets. ASC 350, Intangibles—Goodwill and Other (ASC 350), provides guidance on accounting for intangible assets and eliminates the amortization of goodwill and certain identifiable intangible assets. Under the provisions of ASC 350, goodwill is tested for impairment annually. Evaluating goodwill for impairment is a two-step process that involves the determination of the fair value and the carrying value of our reporting units in which we have recorded goodwill. A reporting unit is a component of an operating segment for which discrete financial information is available and reviewed by our management on a regular basis. All of our goodwill is related to reporting units included in our Real Estate Services reportable segment. In 2012, we adopted FASB Accounting Standards Update 2011-08, Testing Goodwill for Impairment (ASU 2011-08), which gives an entity the option of performing a qualitative assessment before calculating the fair value of the reporting unit when testing goodwill for impairment. If the fair value of the reporting unit is determined, based on qualitative factors, to be "more-likely-than-not" less than the carrying amount of the reporting unit, then entity is required to perform the two-step goodwill impairment test.

        Inherent in the determination of the fair value of a reporting unit are certain estimates and judgments, including the interpretation of current economic indicators and market valuations, as well as our strategic plans with regard to our operations. We typically use a revenue or income approach to determine the fair value of our reporting units when performing our impairment test of goodwill. The income approach establishes fair value by methods which discount or capitalize revenues, earnings, and/or cash flow by a discount or capitalization rate that reflects market rate of return expectations, market conditions, and the risk of the relative investment. If the fair value of the reporting unit is less than its carrying value, then the second step of the impairment test is performed to measure the amount of any impairment loss. The impairment loss is determined by comparing the implied fair value of goodwill to the carrying value of goodwill. The implied fair value of goodwill represents the excess of the fair value of the reporting unit over amounts assigned to its net assets.

        We review goodwill annually (or whenever qualitative indicators of impairment exist) for impairment. There was no goodwill impairment recorded during the years ended December 31, 2012 and 2011.

Warranty Reserves

Warranty Reserves

        We generally provide our single- and multi-family homebuyers with a one-to-three-year limited warranty, respectively, for all material and labor and a 10-year warranty for certain structural defects. Warranty reserves have been established by charging cost of sales and crediting a warranty liability for each home delivered. The amounts charged are estimated by management to be adequate to cover expected warranty-related costs under all unexpired warranty obligation periods. Our warranty reserves are based upon historical warranty cost experience and are adjusted as appropriate to reflect qualitative risks associated with the homes constructed (Note 11).

Customer Deposits		Customer Deposits Customer deposits represent amounts received from customers under real estate and amenity sales contracts.
Revenue and Profit Recognition

Revenue and Profit Recognition

        Homebuilding revenues and related profits are recognized in accordance with ASC 360 at the time of delivery under the full accrual method for single- and multi-family homes. Under the full accrual method, revenues and related profits are recognized when collectibility of the sales price is reasonably assured and the earnings process is substantially complete. When a sale does not meet the requirements for income recognition, profit is deferred until such requirements are met and the related sold inventory is classified as completed inventory.

        Real estate services revenues include real estate brokerage and title services operations. Real estate brokerage and title service revenues are recognized upon closing of a sales contract.

        Revenues from amenity operations include the sale of equity memberships and marina slips, nonequity memberships, billed membership dues, and fees for services provided. Equity memberships entitle buyers to a future ownership interest in the amenity facility upon turnover of the club to the membership in addition to the right to use the facilities in accordance with the terms of the membership agreement. Nonequity memberships only entitle buyers the right to use the amenity facilities in accordance with the terms of membership agreement. Equity membership and marina slip sales are recognized at the time of closing. Equity membership sales and the related cost of sales are initially recorded under the deposit or cost recovery method. Revenue recognition for each equity club program is reevaluated on a periodic basis based upon changes in circumstances. If we can demonstrate that it is likely we will recover proceeds in excess of remaining carrying value and no material contingencies exist, such as a developer rescission clause, the full accrual method is then applied. Nonrefundable nonequity memberships entitle buyers the right to use the respective amenity facility over its useful life and are sold separately from homes within our communities. Nonequity membership initiation fees are deferred and amortized to amenities revenues over 20 years, representing the membership period, which is based on the estimated average depreciable life of the amenity facilities. This treatment most closely matches revenues with the expenses of operating the club over the membership period. Both equity and nonequity memberships require members to pay membership dues that are billed in advance on either an annual or quarterly basis and are recorded as deferred revenue and then recognized as revenue ratably over the term of the membership period. Revenues for services are recorded when the service is provided.

        Revenues and related profits from land sales, which are included in homebuilding revenues on the accompanying consolidated statements of operations, are recognized at the time of closing. Revenues and related profits are recognized in full when collectibility of the sales price is reasonably assured and the earnings process is substantially complete. When a sale does not meet the requirements for income recognition, profit is deferred under the deposit method and the related inventory is classified as completed inventory. The deferred income is recognized as our involvement is completed.

        Sales incentives, such as reductions in listed sales prices of homes, golf club memberships, and marina slips, are classified as a reduction of revenue. Sales incentives, such as free products or services, are classified as cost of sales.

Home Cost of Sales

Home Cost of Sales

        Cost of home deliveries includes direct home construction costs, land acquisition, land development, and related costs, both incurred and estimated to be incurred, warranty costs, closing costs, development period interest, and common costs. We use the specific-identification method for the purpose of accumulating home construction costs. Land acquisition and land development are allocated to each lot within a subdivision based upon relative fair value of the lots prior to home construction. We record all home cost of sales when a home is delivered on a house-by-house basis.

Real Estate Brokerage Cost of Sales

Real Estate Brokerage Cost of Sales

        Real estate brokerage revenue primarily consists of the gross commission income received by the Company on real estate transactions for which we acted as the broker. The Company pays a portion of the commission received to the independent real estate agents that are contracted with our real estate brokerage operations. These commissions are a direct cost of real estate brokerage revenue and are included in Real Estate Services cost of sales in the consolidated statement of operations.

Income Taxes

Income Taxes

        We account for income taxes in accordance with ASC 740, Income Taxes (ASC 740), which requires recognition of income tax currently payable, as well as deferred tax assets and liabilities resulting from temporary differences by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of assets and liabilities. ASC 740 requires that companies assess whether valuation allowances should be established based on the consideration of all available evidence using a "more-likely-than-not" standard. We assess our deferred tax assets annually to determine if valuation allowances are required.

        ASC 740 defines the methodology for recognizing the benefits of tax return positions as well as guidance regarding the measurement of the resulting tax benefits. This requires an enterprise to recognize the financial statement effects of a tax position when it is more likely than not (defined as a likelihood of more than 50%), based on the technical merits, that the position will be sustained upon examination. In addition, it provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The evaluation of whether a tax position meets the more-likely-than-not recognition threshold requires a substantial degree of judgment by management based on the individual facts and circumstances. Actual results could differ from these estimates.

Advertising Costs

Advertising Costs

        Advertising costs consists primarily of television, radio, newspaper, direct mail, billboard, brochures, and other media advertising programs. We expense advertising costs as incurred to selling, general, and administrative costs. Tangible advertising costs, such as architectural models and visual displays, are capitalized to real estate inventories. Advertising expense was approximately $3.2 million and $2.1 million for the years ended December 31, 2012 and 2011, respectively.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

        We compute basic earnings (loss) per share by dividing net earnings (loss) by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share gives effect to the potential dilution that could occur if securities or contracts to issue common stock that are dilutive were exercised or converted into common stock or resulted in the issuance of common stock that then shared in our earnings. In periods of net losses, no dilution is computed.

Stock-Based Compensation

Stock-Based Compensation

        We account for share-based awards in accordance with ASC 718, Compensation—Stock Compensation (ASC 718). ASC 718 requires that the cost from all share-based payment transactions be recognized in the financial statements. ASC 718 requires all entities to apply a fair-value based measurement in accounting for share-based payment transactions with employees and nonemployees.

Employee Benefit Plan

Employee Benefit Plan

        Company employees who meet certain requirements as to service are eligible to participate in our 401(k) benefit plan. The Company matches an amount equal to 25% of the first 6% of each participant's elected deferrals during the year. The Company's 401(k) match was $0.2 million for the years ended December 31, 2012 and 2011.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In July 2013, the FASB issued Accounting Standards Update No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (“ASU 2013-11”), which provides guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax carryforward exists. Under ASU 2013-11, an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. ASU 2013-11 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The adoption of this guidance, which is related to financial statement presentation only, is not expected to have a material effect on our consolidated financial position or results of operations.

Recently Issued Accounting Pronouncements

        In May 2011, the FASB issued Accounting Standards Update No. 2011-04, Fair Value Measurement (ASU 2011-04), which amends ASC 820, Fair Value Measurements and Disclosures (ASC 820), to clarify existing guidance and minimize differences between U.S. GAAP and International Financial Reporting Standards (IFRS). ASU 2011-04 requires entities to provide information about valuation techniques and unobservable inputs used in Level 3 fair value measurements and provide a narrative description of the sensitivity of Level 3 measurements to changes in unobservable inputs. ASU 2011-04 was adopted for our year beginning January 1, 2012, and did not have a material impact on our financial statements.

        In September 2011, the FASB issued Accounting Standards Update 2011-08, Testing Goodwill for Impairment (ASU 2011-08), which amends the guidance in ASC 350. Under ASU 2011-08, entities have the option of performing a qualitative assessment before calculating the fair value of the reporting unit when testing goodwill for impairment. If the fair value of the reporting unit is determined, based on qualitative factors, to be "more-likely-than-not" less than the carrying amount of the reporting unit, then entities are required to perform the two-step goodwill impairment test. ASU 2011-08 was adopted for our year beginning January 1, 2012, and did not have a material impact on our financial statements.